SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	6 Months Ended
Jun. 30, 2025
Senior Convertible Preferred Shares And Warrants
SCHEDULE OF SENIOR CONVERTIBLE PREFERRED SHARES

The Company’s senior convertible preferred shares activities for the six months ended June 30, 2024 and 2025 were summarized below (except the fair value impact of the down round feature which solely affected the classification of permanent equity):

Preferred shares
RMB

Beginning balance as of December 31, 2023	1,222,535
Issuance of senior convertible preferred shares	78,379
Conversion to Class A ordinary shares	(1,300,914)
Ending balance as of June 30, 2024, December 31, 2024 and June 30, 2025	-